Note 26 - Provisions - Reconciliation of Site Restoration Provision (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance at January 1	$ 3,309	$ 3,797
Reclassified to Liabilities associated with assets held for sale		(602)
Foreign exchange movement		(97)
Unwinding of discount	20	20
Rehabilitation performed		(54)
- adjusted through profit or loss		84
- adjustment capitalised in Property, plant and equipment	17	161
Balance at December 31	$ 3,346	$ 3,309